Current and non-current provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in other provisions [abstract]
Other provisions, beginning balance	$ 141,010	$ 68,993
Additions - (Restated)	149,450	130,540
Utilization - (Restated)	(69,752)	(37,463)
Reversals - (Restated)	(21,158)	(11,032)
Unwinding of discount and effect in changes due to discount rate	(10,975)	(3,892)
Other Provisions, Translation Differences	3,778	(6,136)
Other provisions, ending balance	192,353	141,010
Other current provisions	88,745	69,038
Other non-current provisions	103,608	71,972
Legal claim, coverage of costs	10,000
Legal claim, amount paid	5,000
Warranties
Changes in other provisions [abstract]
Other provisions, beginning balance	123,529	56,795
Additions - (Restated)	91,240	106,680
Utilization - (Restated)	(44,995)	(20,131)
Reversals - (Restated)	(17,091)	(10,823)
Unwinding of discount and effect in changes due to discount rate	(10,975)	(3,892)
Other Provisions, Translation Differences	2,985	(5,100)
Other provisions, ending balance	144,693	123,529
Other current provisions	44,582	53,595
Other non-current provisions	100,111	69,934
Employee benefits
Changes in other provisions [abstract]
Other provisions, beginning balance	13,418	7,628
Additions - (Restated)	2,832	14,590
Utilization - (Restated)	(11,704)	(7,978)
Reversals - (Restated)	(1,825)	(192)
Unwinding of discount and effect in changes due to discount rate	0	0
Other Provisions, Translation Differences	501	(630)
Other provisions, ending balance	3,222	13,418
Other current provisions	2,139	13,322
Other non-current provisions	1,083	96
Litigation
Changes in other provisions [abstract]
Other provisions, beginning balance	0	0
Additions - (Restated)	35,676	0
Utilization - (Restated)	0	0
Reversals - (Restated)	0	0
Unwinding of discount and effect in changes due to discount rate	0	0
Other Provisions, Translation Differences	0	0
Other provisions, ending balance	35,676	0
Other current provisions	35,676	0
Other non-current provisions	0	0
Other
Changes in other provisions [abstract]
Other provisions, beginning balance	4,063	4,570
Additions - (Restated)	19,702	9,270
Utilization - (Restated)	(13,053)	(9,354)
Reversals - (Restated)	(2,242)	(17)
Unwinding of discount and effect in changes due to discount rate	0	0
Other Provisions, Translation Differences	292	(406)
Other provisions, ending balance	8,762	4,063
Other current provisions	6,348	2,121
Other non-current provisions	$ 2,414	$ 1,942